Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
X-Square Balanced Fund, LLC | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	[1]	11.99%	12.96%	15.13%	(10.59%)	9.45%	12.34%

[1]	The returns shown in the bar chart are for Institutional Class shares. The performance of Class A shares and Class C shares will differ due to differences in expenses and sales load charges.